Transactions and Balances with Related Parties - Schedule of Transactions with SUN Corporation (Details) - SunCorporation [Member] - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Related Party Transaction [Line Items]
Revenues	$ 2,888	$ 2,454
Trade Receivables	$ 257		$ 897